Notes and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Summary of Notes and Accounts Receivable

	December 31
	2017	2018
	US$	US$
Trade accounts receivable	81,165	92,408
Allowance for doubtful accounts	(598)	(645)
Allowance for sales returns and discounts (Note 13)*	(1,432)	—

	79,135	91,763

*

As of January 1, 2018, the Company has adopted the new revenue recognition standard (ASC 606). Allowance for sales returns and discounts for the year ended December 31, 2018 has been adjusted to reflect these changes in accounting policies, see Note 2 summary of significant accounting policies.

Changes in Allowances

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	775	723	598
Additions (reversals) charged to expense, net	(12)	(125)	47
Write-offs	(40)	—	—

Balance, end of year	723	598	645

	Year Ended December 31
	2016	2017
	US$	US$
Allowances for sales returns and discounts
Balance, beginning of year	1,555	1,624
Additions charged to expense, net	3,285	3,093
Actual sales return and discount	(3,216)	(3,285)

Balance, end of year	1,624	1,432